Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31